Consolidated Statement of Financial Position ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Non-current assets
Property, plant and equipment	¥ 4,197,909	$ 663,995	¥ 4,258,760
Investment property	5,086	804	5,829
Intangible assets	1,758,582	278,160	1,483,968
Investment in associates	2,467	390	2,393
Investment in joint ventures	151,095	23,899	227,120
Deferred tax assets	398,174	62,980	400,198
Long-term bank deposits	110,000	17,399	140,000
Right-of-use assets	344,814	54,540	384,001
Capitalized contract cost	147,499	23,330	127,704
Non-current assets	7,115,626	1,125,497	7,029,973
Current assets
Inventories	5,208,636	823,864	4,471,195
Trade and other receivables	7,538,096	1,192,322	8,459,088
Other current assets	16,773	2,653	23,164
Cash and cash equivalents	4,788,219	757,366	5,877,647
Short-term bank deposits	357,335	56,521	258,756
Restricted cash	76,001	12,021	171,135
Current assets	17,985,060	2,844,747	19,260,985
Total assets	25,100,686	3,970,244	26,290,958
Equity
Issued capital	2,081,138	329,179	2,081,138
Statutory reserves	309,237	48,913	307,165
Capital reserves	30,704	4,857	30,704
Retained earnings	6,578,865	1,040,597	6,756,976
Other components of equity	(140,792)	(22,269)	(161,359)
Equity attributable to equity holders of the company	8,859,152	1,401,277	9,014,624
Non-controlling interests	2,756,192	435,955	2,818,086
Total equity	11,615,344	1,837,232	11,832,710
Non-current liabilities
Loans and borrowings	100,000	15,817	500,000
Lease liabilities	13,406	2,120	17,023
Contract liabilities	69,173	10,941	67,269
Deferred tax liabilities	65,544	10,367	112,456
Deferred grants	411,658	65,113	518,142
Other payables	188,725	29,851	191,563
Non-current liabilities	848,506	134,209	1,406,453
Current liabilities
Trade and other payables	9,639,115	1,524,646	10,110,968
Loans and borrowings	2,103,000	332,637	1,730,000
Lease liabilities	27,125	4,290	22,755
Contract liabilities	573,259	90,674	868,193
Provision for taxation	41,309	6,534	50,801
Provision	253,028	40,022	269,078
Current liabilities	12,636,836	1,998,803	13,051,795
Total liabilities	13,485,342	2,133,012	14,458,248
Total equity and liabilities	¥ 25,100,686	$ 3,970,244	¥ 26,290,958